Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions
Related Party Transactions

14.  Related Party Transactions

General Motors

The Company is party to a (i) Data Sharing Agreement, dated December 21, 2018 (see Note 4), (ii) Advanced Subscription Agreement, dated December 13, 2019 (see Note 8) and (iii) Convertible Loan Agreement, dated July 21, 2020 (see Note 9), with GM. GM currently holds more than 5.0% of the Company’s equity.

Pursuant to the terms of the Data Sharing Agreement, the Company and GM share fees with respect to data licenses that support the opportunities for licensing of connected vehicle data. During the three and nine months ended September 30, 2021 and 2020, the Company recorded $0.8 million, $2.5 million, $0.6 million and $1.6 million, respectively, as a reduction to revenue, net on the condensed consolidated statements of operations and comprehensive loss for revenue sharing amounts owed to GM.

Pursuant to the terms of a Facility Agreement dated February 21, 2020 and amended on July 21, 2020, GM loaned $10.0 million to the Company in 2020, at an interest rate of 12.0%. The initial term of the Facility Agreement was three months. In July 2020, the Company had a debt restructuring that modified the facility to extend the term until December 31, 2021. In April 2021, the Company repaid its outstanding debt balance and fees of $10.8 million owed to GM. As of December 31, 2020, the loan principal was recorded to debt to related parties on the condensed consolidated balance sheets and accrued interest of $1.0 million was recorded to accrued expenses and other current liabilities. Interest expense of nil, $0.4 million, $0.3 million, and $0.7 million was recorded to interest expense on the condensed consolidated statements of operations and comprehensive loss during the three and nine months ended September 30, 2021 and 2020, respectively.

In April 2021, as part of the Convertible Loan Agreement (see Note 9), the Company issued additional convertible loans to GM in the sum of £3.5 million ($4.8 million) through the settlement of accounts payable of $2.9 million and recognition of prepayment of $1.9 million. The convertible loans issued in April 2021 have the same terms as the Loans issued during the year ended December 31, 2020 (see Note 9).

As of September 30, 2021, the Company had $1.1 million, recorded to prepaid and other current assets on the condensed consolidated balance sheets for future amounts of revenue share that will be owed to GM. As of December 31, 2020, the Company had $2.4 million, recorded to accounts payable on the condensed consolidated balance sheets for amounts owed to GM.

Chief Executive Officer

The Chief Executive Officer (“CEO”) of the Company currently holds more than 5.0% of the Company’s equity. The CEO also serves as an executive director of another company that entered into a service agreement with the Company, dated March 20, 2020, under which the company agreed to provide certain proof of concept analysis and autonomous vehicle simulation services to the Company. The Company recognized nil and $0.6 million of expenses for the three and nine months ended September 30, 2021, respectively and $0.3 million for both the three and nine months ended September 30, 2020 for professional and capital raising services rendered on behalf of the Company.

Chairman of the Board of Directors

The Chairman of the Board of Directors of the Company holds more than 5.0% of the Company’s equity as of September 30, 2021.

The Chairman of the Board of Directors also serves as a non-employee director of two other companies. The Company and one of the companies entered into two service agreements dated February 12, 2020 and December 1, 2020 under which the company agreed to provide certain consulting and related services to the Company, which services were not provided by the Chairman. Pursuant to the terms of the agreement, the Company recognized the $0.2 million and $0.4 million in fees during the three and nine months ended September 30, 2021 for professional services rendered by the company, respectively.

The Company and the Chairman of the Board of Directors entered into a Letter of Appointment, dated November 21, 2017 and an additional Letter of Appointment, dated December 1, 2017 (the “Letters of Appointment”), pursuant to which, the Chairman provided services to the Company. No payments were made to the Chairman of the Board of Directors in connection with the Letters of Appointment during the nine months ended September 30, 2021 and 2020. Upon completion of the business combination (see Note 15), these letters of appointment and the related consulting services were terminated.

Director of the Board of Directors

A Director on the Board of Directors of the Company currently holds more than 5.0% of the Company’s equity as of September 30, 2021. Another company that is controlled by such director, entered into a Consultancy Agreement, dated May 12, 2016, under which such director provides certain consulting and related services to the Company. Pursuant to the terms of the Consultancy Agreement, the Company recognized $0.2 million and $0.9 million of expenses for the three and nine months ended September 30, 2021, respectively and  $0.3 million and $0.5 million of expenses during the three and nine months ended September 30, 2020, respectively, for professional and capital raising services rendered on behalf of the Company. Upon completion of the business combination (see Note 15), this agreement was effectively terminated.

18.  Related Party Transactions

General Motors

The Company is party to a (i) Data Sharing Agreement, dated December 21, 2018 (see Note 7), (ii) Advanced Subscription Agreement, dated December 13, 2019 (see Note 11) and (iii) Convertible Loan Agreement, dated July 21, 2020 (see Note 19), with General Motors. General Motors currently holds more than 5.0% of the Company’s equity.

Pursuant to the terms of the Data Sharing Agreement, the Company and General Motors share fees with respect to data licenses that support the opportunities for licensing of connected vehicle data. During the years ended December 31, 2020 and 2019, the

Company recorded $2.4 million and $0.5 million, respectively, as a reduction to revenue, net on the consolidated statements of operations and comprehensive loss for revenue sharing amounts owed to General Motors.

Pursuant to the terms of the Advanced Subscription Agreement, General Motors invested an advance of $3.5 million in December 2019 to fund the Company’s next round of capital raising.

Pursuant to the terms of a Facility Agreement dated February 21, 2020 and amended on July 21, 2020, General Motors loaned $10.0 million to the Company in 2020, at interest rate of 12.0%. The initial term of the Facility Agreement was three months. In July 2020, the Company had a troubled debt restructuring that modified the facility to extend the term until December 31, 2021. The Company expensed $0.3 million of legal fees related to the modification during the year ended December 31, 2020. As of December 31, 2020, the loan principal was recorded to debt to related parties on the consolidated balance sheets and accrued interest of $1.0 million was recorded to accrued expenses and other current liabilities. The interest expense was recorded to interest expense on the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020.

As of December 31, 2020 and 2019, the Company had $2.8 million and $0.4 million, respectively, recorded to accounts payable on the consolidated balance sheets for amounts owed to General Motors.

Chief Executive Officer

The Chief Executive Officer (“CEO”) of Wejo currently holds more than 5.0% of Wejo’s equity. The CEO also serves as a director of another company that entered into a service agreement with Wejo, dated March 20, 2020, under which the company agreed to provide certain proof of concept analysis and autonomous vehicle simulation services to Wejo.

Chairman of the Board of Directors

The Chairman of the Board of Directors of Wejo currently holds more than 5.0% of Wejo’s equity. The Chairman of the Board of Directors also serves as a director of two other companies. Wejo and one of the companies entered into two service agreements dated February 12, 2020 and December 1, 2020 under which the company agreed to provide certain consulting and related services to Wejo. Pursuant to the terms of the agreement, Wejo paid the company $0.3 million in fees during the year ended December 31, 2020 for professional services rendered by the company.

Wejo and the Chairman of the Board of Directors entered into a Letter of Appointment, dated November 21, 2017 and an additional Letter of Appointment, dated December 1, 2017 (the “Letters of Appointment”). Pursuant to the Letters of Appointment, the Chairman of the Board of Directors agreed to provide certain consulting and related services to Wejo. Pursuant to the terms of the Letters of Appointment, the Chairman of the Board of Directors received $0.1 million and less than $0.1 million during the years ended December 31, 2020 and 2019, respectively, for professional and advisory services.

Director on the Board of Directors

A director on the Board of Directors of Wejo currently holds more than 5.0% of Wejo’s equity. A director on the Board of Directors also serves as a director of another company. Wejo and the other company entered into a Consultancy Agreement, dated September 23, 2015, under which the company agreed to provide certain consulting and related services to Wejo. Pursuant to the terms of the Consultancy Agreement, the director received $0.6 million and $0.2 million in fees in the years-ended December 31, 2020 and 2019, respectively, for professional and capital raising services rendered on behalf of the company.

Director Loans

As of December 31, 2020 and 2019, the Company’s debt from related parties on the consolidated balances sheets included $0.1 million and $0.2 million, respectively, owed to two directors of the Company.